UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

715 Enterprise Drive, Suite 100
Oak Brook, IL  60523
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
715 Enterprise Drive, Suite 100
Oak Brook, IL  60523
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2021

Date of reporting period: November 30, 2021

Item 1. Reports to Stockholders.

(a)

Semi-Annual
Report

November 30, 2021
(Unaudited)

Trading Symbol: IMANX

IMAN FUND
EXPENSE EXAMPLE
November 30, 2021 (Unaudited)

As a shareholder of the Iman Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/2021 - 11/30/2021).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, (doing business as U.S. Bank Global Fund Services), the Fund’s transfer agent.  If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that Iman Fund does not have any sales charge (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/21	11/30/21	6/1/21 - 11/30/21*
Actual	$1,000.00	$1,106.20	$6.71
Hypothetical (5% return before expenses)	1,000.00	1,018.70	6.43

*	Expenses are equal to the Fund’s annualized expense ratio of 1.27% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

IMAN FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
November 30, 2021 (Unaudited)

IMAN FUND

Total Rate of Return
For the Period November 30, 2011 to November 30, 2021
(Unaudited)

This chart assumes an initial investment of $10,000 made on November 30, 2011 and held through November 30, 2021.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the recent month end may be obtained by visiting www.investaaa.com.

Indices mentioned are unmanaged and used to measure stock markets.  You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

	Six	One	Five	Ten
Average Annual Total Return as of November 30, 2021	Months	Year	Years	Years
Iman Fund	10.62%	19.40%	17.45%	14.68%
Dow Jones Islamic Market World Index*	7.93%	21.16%	18.42%	13.28%

*
The Dow Jones Islamic Market World Index is a compilation of various country-level benchmark indexes considered by Dow Jones to be in compliance with Islamic principles. The index provides a definitive standard for measuring stock market performance for Islamic investors on a global basis, in accordance with Dow Jones Indexes’ established index methodology.

IMAN FUND
SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.0%

	AGRICULTURE, CONSTRUCTION AND
	MINING MACHINERY MANUFACTURING - 0.6%
10,300	Toro Co.	$1,035,768

	AUDIO AND VIDEO EQUIPMENT MANUFACTURING - 0.6%
31,900	Sonos, Inc. (a)	1,009,635

	AUTOMOBILE DEALERS - 0.4%
2,295	Carvana Co. (a)	643,564

	BASIC CHEMICAL MANUFACTURING - 1.5%
8,065	Linde PLC (b)	2,565,799

	BUILDING EQUIPMENT CONTRACTORS - 1.9%
13,140	EMCOR Group, Inc.	1,568,127
14,665	Quanta Services, Inc.	1,668,584
		3,236,711

	CLOTHING STORES - 0.8%
8,300	Citi Trends, Inc. (a)	703,840
2,505	Ross Stores, Inc.	273,270
5,900	The TJX Companies, Inc.	409,460
		1,386,570

	COMMERCIAL AND INDUSTRIAL MACHINERY
	AND EQUIPMENT RENTAL AND LEASING - 0.4%
8,580	Cerence, Inc. (a)	645,044

	COMMERCIAL AND SERVICE INDUSTRY
	MACHINERY MANUFACTURING - 0.6%
9,145	Fabrinet (a)(b)	1,011,071

	COMMUNICATIONS EQUIPMENT MANUFACTURING - 6.2%
46,105	Apple, Inc.	7,621,157
20,120	Calix, Inc. (a)	1,347,235
30,600	Ciena Corp. (a)	1,843,038
		10,811,430

	COMPUTER AND PERIPHERAL EQUIPMENT MANUFACTURING - 1.8%
29,600	Cisco Systems, Inc.	1,623,264
8,200	Omnicell, Inc. (a)	1,451,400
		3,074,664

	COMPUTER SYSTEMS DESIGN AND RELATED SERVICES - 4.3%
55,900	A10 Networks, Inc.	861,978
38,000	Cognizant Technology Solutions Corp. - Class A	2,963,240
26,800	OneSpan, Inc. (a)	458,012
35,200	Snap, Inc. - Class A (a)	1,675,872
3,840	Snowflake, Inc. - Class A (a)	1,306,176
11,300	Vimeo, Inc. (a)	218,203
		7,483,481

	CUT AND SEW APPAREL MANUFACTURING - 1.9%
7,105	Lululemon Athletica, Inc. (a)	3,228,583

	DATA PROCESSING, HOSTING, AND RELATED SERVICES - 0.5%
5,320	Airbnb, Inc. - Class A (a)	917,913

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.0% (Continued)

	DIRECT SELLING ESTABLISHMENTS - 0.3%
2,985	DoorDash, Inc. - Class A (a)	$533,628

	ELECTRICAL EQUIPMENT MANUFACTURING - 0.8%
9,230	Regal Rexnord Corp.	1,459,263

	ELECTRONIC SHOPPING AND MAIL-ORDER HOUSES - 0.4%
2,490	Wayfair, Inc. - Class A (a)	617,122

	EMPLOYMENT SERVICES - 1.1%
50,000	Kelly Services, Inc. - Class A	843,000
15,100	Kforce, Inc.	1,157,113
		2,000,113

	FOOTWEAR MANUFACTURING - 1.1%
11,900	NIKE, Inc. - Class B	2,013,956

	FURNITURE STORES - 0.4%
1,240	RH (a)	723,143

	GENERAL FREIGHT TRUCKING - 1.1%
5,500	Old Dominion Freight Line, Inc.	1,953,435

	HOME HEALTH CARE SERVICES - 0.6%
7,620	Amedisys, Inc. (a)	1,064,133

	INDUSTRIAL MACHINERY MANUFACTURING - 2.6%
10,715	Applied Materials, Inc.	1,577,141
1,030	ASML Holding NV (b)	815,255
14,500	Axcelis Technologies, Inc. (a)	896,390
20,100	Kulicke & Soffa Industries, Inc.	1,158,966
		4,447,752

	MEDICAL AND DIAGNOSTIC LABORATORIES - 0.4%
7,600	CareDx, Inc. (a)	327,864
3,450	Guardant Health, Inc. (a)	362,664
		690,528

	MEDICAL EQUIPMENT AND SUPPLIES MANUFACTURING - 6.0%
1,340	Align Technology, Inc. (a)	819,450
12,500	AtriCure, Inc. (a)	792,500
115,100	Cerus Corp. (a)	793,039
1,090	DexCom, Inc. (a)	613,223
10,500	Edwards Lifesciences Corp. (a)	1,126,755
35,215	Globus Medical, Inc. - Class A (a)	2,205,163
3,125	Insulet Corp. (a)	901,375
4,040	Intuitive Surgical, Inc. (a)	1,310,334
1,980	Penumbra, Inc. (a)	486,387
42,222	SeaSpine Holdings Corp. (a)	567,042
2,425	The Cooper Companies, Inc.	912,940
		10,528,208

	METAL ORE MINING - 2.4%
33,600	Agnico Eagle Mines Ltd. (b)	1,673,280
125,200	Alamos Gold, Inc. - Class A (b)	956,528
35,685	Wheaton Precious Metals Corp. (b)	1,490,562
		4,120,370

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.0% (Continued)

	METALWORKING MACHINERY MANUFACTURING- 0.5%
6,575	Lincoln Electric Holdings, Inc.	$887,362

	MOTOR VEHICLE AND MOTOR VEHICLE PARTS
	AND SUPPLIES MERCHANT WHOLESALERS - 1.2%
14,030	Copart, Inc. (a)	2,036,595

	MOTOR VEHICLE MANUFACTURING - 2.5%
3,815	Tesla, Inc. (a)	4,367,259

	MOTOR VEHICLE PARTS MANUFACTURING - 1.2%
12,800	Aptiv PLC (a)(b)	2,052,480

	NAVIGATIONAL, MEASURING, ELECTROMEDICAL
	AND CONTROL INSTRUMENTS MANUFACTURING - 10.1%
4,540	ABIOMED, Inc. (a)	1,429,101
4,800	Agilent Technologies, Inc.	724,320
7,200	Bruker Corp.	583,128
5,250	Danaher Corp.	1,688,610
1,730	IDEXX Laboratories, Inc. (a)	1,051,961
8,355	Masimo Corp. (a)	2,323,693
21,200	MaxLinear, Inc. (a)	1,427,396
17,100	MKS Instruments, Inc.	2,601,936
16,700	Onto Innovation, Inc. (a)	1,572,472
11,795	Teradyne, Inc.	1,803,102
3,705	Thermo Fisher Scientific, Inc.	2,344,635
		17,550,354

	NURSING CARE FACILITIES - 0.6%
13,028	The Ensign Group, Inc.	994,427

	OFFICE ADMINISTRATIVE SERVICES - 0.7%
52,200	R1 RCM, Inc. (a)	1,243,404

	OFFICES OF PHYSICIANS - 0.3%
9,170	OrthoPediatrics Corp. (a)	510,861

	OTHER AMBULATORY HEALTH CARE SERVICES - 0.6%
54,900	NextGen Healthcare, Inc. (a)	850,950
2,180	Novocure Ltd. (a)(b)	204,135
		1,055,085

	OTHER FINANCIAL INVESTMENT ACTIVITIES - 1.2%
7,845	Ferrari NV (b)	2,043,309

	OTHER FOOD MANUFACTURING - 0.8%
35,500	The Hain Celestial Group, Inc. (a)	1,399,765

	OTHER GENERAL PURPOSE MACHINERY MANUFACTURING - 0.5%
1,390	IDEX Corp.	312,180
16,894	Zurn Water Solutions Corp.	592,135
		904,315

	OTHER INFORMATION SERVICES - 0.3%
4,360	CoStar Group, Inc. (a)	339,033
6,260	Pinterest, Inc. - Class A (a)	250,776
		589,809

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.0% (Continued)

	OTHER INVESTMENT POOLS AND FUNDS - 1.2%
15,530	Garmin Ltd. (b)	$2,073,876

	OTHER PERSONAL SERVICES - 0.5%
6,665	InterActiveCorp (a)	890,777

	OTHER SPECIALTY TRADE CONTRACTORS - 0.4%
73,085	Matrix Service Co. (a)	635,109

	OTHER TELECOMMUNICATIONS - 0.7%
2,960	ResMed, Inc.	754,356
2,375	Zoom Video Communications, Inc. - Class A (a)	502,099
		1,256,455

	OTHER TRANSIT AND GROUND PASSENGER TRANSPORTATION - 0.5%
23,500	Lyft, Inc. - Class A (a)	954,335

	PHARMACEUTICAL AND MEDICINE MANUFACTURING - 4.1%
5,020	10X Genomics, Inc. - Class A (a)	767,106
2,955	Abbott Laboratories	371,651
3,475	Alnylam Pharmaceuticals, Inc. (a)	638,705
1,600	Bio-Techne Corp.	755,248
8,805	Eli Lilly & Co.	2,183,992
10,060	Johnson & Johnson	1,568,656
1,490	Regeneron Pharmaceuticals, Inc. (a)	948,430
		7,233,788

	PLASTICS PRODUCT MANUFACTURING - 1.5%
13,000	Advanced Drainage Systems, Inc.	1,608,230
7,370	Entegris, Inc.	1,076,610
		2,684,840

	RESIDENTIAL BUILDING CONSTRUCTION - 1.4%
475	NVR, Inc. (a)	2,482,036

	RESTAURANTS AND OTHER EATING PLACES - 0.6%
665	Chipotle Mexican Grill, Inc. (a)	1,092,868

	SCIENTIFIC RESEARCH AND DEVELOPMENT SERVICES - 0.2%
4,220	Exact Sciences Corp. (a)	360,261

	SEMICONDUCTOR AND OTHER ELECTRONIC
	COMPONENT MANUFACTURING - 14.3%
11,300	Advanced Micro Devices, Inc. (a)	1,789,581
2,380	Alphabet, Inc. - Class A (a)	6,754,321
5,780	Analog Devices, Inc.	1,041,845
26,100	Formfactor, Inc. (a)	1,094,112
1,110	Lam Research Corp.	754,633
56,900	Marvell Technology, Inc.	4,049,573
20,935	NVIDIA Corp.	6,840,721
7,315	Taiwan Semiconductor Manufacturing Co. - ADR (b)	856,952
8,785	Texas Instruments, Inc.	1,689,971
		24,871,709

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.0% (Continued)

	SOAP, CLEANING COMPOUND, AND TOILET
	PREPARATION MANUFACTURING - 1.6%
4,170	The Estee Lauder Companies, Inc. - Class A	$1,384,732
9,815	The Procter & Gamble Co.	1,419,053
		2,803,785

	SOFTWARE PUBLISHERS - 12.5%
4,700	Adobe, Inc. (a)	3,148,295
2,865	ANSYS, Inc. (a)	1,121,590
3,090	Bill.com Holdings, Inc. (a)	867,826
7,115	Cadence Design Systems, Inc. (a)	1,262,628
1,050	HubSpot, Inc. (a)	847,256
2,070	Intuit, Inc.	1,350,261
24,505	Microsoft Corp.	8,101,108
850	MongoDB, Inc. (a)	423,385
7,630	salesforce.com, Inc. (a)	2,174,245
980	Shopify, Inc. - Class A (a)(b)	1,491,354
2,420	Synopsys, Inc. (a)	825,220
3,610	ZoomInfo Technologies, Inc. - Class A (a)	222,737
		21,835,905

	WIRED AND WIRELESS TELECOMMUNICATIONS CARRIERS - 0.3%
1,880	Twilio, Inc. - Class A (a)	537,962
	TOTAL COMMON STOCKS (Cost $140,193,840)	172,550,615

	Total Investments (Cost ($140,193,840) - 99.0%	172,550,615
	Other Assets in Excess of Liabilities - 1.0%	1,827,492
	TOTAL NET ASSETS - 100.0%	$174,378,107

Percentages are stated as a percent of net assets.
PLC – Public Limited Company
ADR – American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $140,193,840)	$172,550,615
Cash	2,499,318
Receivable for capital shares sold	63,567
Dividends receivable	93,884
Other assets	15,387
Total Assets	175,222,771

Liabilities:
Payable for investments purchased	543,341
Payable for capital shares redeemed	73,650
Payable to Adviser (Note 3)	146,651
Payable for professional fees	25,160
Payable for Trustee fees	5,155
Accrued expenses and other liabilities	50,707
Total Liabilities	844,664
Net Assets	$174,378,107

Net assets consist of:
Paid-in capital	$108,825,031
Total distributable earnings	65,553,076
Net Assets	$174,378,107

Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	10,023,617
Net asset value, redemption price and offering price per share	$17.40

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2021 (Unaudited)

Investment income:
Dividend income (Net of foreign withholding tax of $9,640)	$362,959
Total investment income	362,959

Expenses:
Advisory fees (Note 3)	838,476
Administration fees	82,376
Transfer agent fees and expenses	44,546
Fund accounting fees	25,784
Legal fees	25,056
Federal and state registration fees	15,512
Custody fees	9,556
Trustees’ fees and related expenses	9,162
Audit fees	6,949
Reports to shareholders	4,335
Other expenses	2,006
Total expenses	1,063,758
Net investment loss	(700,799)

Realized and unrealized gain on investments:
Net realized gain from security transactions	6,462,568
Change in net unrealized appreciation on investments and foreign currency translation	10,739,373
Realized and unrealized gain on investments	17,201,941
Net increase in net assets from operations	$16,501,142

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2021	Year Ended
	(Unaudited)	May 31, 2021
From operations:
Net investment loss	$(700,799)	$(1,311,645)
Net realized gain on investments	6,462,568	36,749,131
Change in net unrealized appreciation on
investments and foreign currency translation	10,739,373	8,192,604
Net increase in net assets from operations	16,501,142	43,630,090

Net decrease in net assets resulting from distributions paid	—	(3,957,425)

From capital share transactions:
Proceeds from sale of shares	8,376,120	13,841,750
Net asset value of shares issued in reinvestment of distributions to shareholders	—	3,927,732
Payments for shares redeemed	(5,136,866)	(18,149,187)
Net increase (decrease) in net assets from capital share transactions	3,239,254	(379,705)

Total increase in net assets	19,740,396	39,292,960

Net assets:
Beginning of period	154,637,711	115,344,751
End of period	$174,378,107	$154,637,711

The accompanying notes are an integral part of these financial statements.

IMAN FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	November 30,
	2021		Year Ended May 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$15.73		$11.63	$12.76	$13.96	$12.72	$11.15

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.07)		(0.13)	(0.05)	(0.06)	(0.05)	0.03
Net realized and unrealized
gains on investments	1.74		4.65	0.56	0.21	2.44	2.42
Total from investment operations	1.67		4.52	0.51	0.15	2.39	2.45

Less distributions paid:
From net investment income	—		—	—	—	(0.04)	(0.00	)(2)
From net realized gain on investments	—		(0.42)	(1.64)	(1.35)	(1.11)	(0.88)
Total distributions paid	—		(0.42)	(1.64)	(1.35)	(1.15)	(0.88)

Net asset value, end of period	$17.40		$15.73	$11.63	$12.76	$13.96	$12.72

Total return	10.62	%(3)	38.85%	2.50%	2.72%	19.25%	23.06%

Net assets at end of period (000’s)	$174,378		$154,638	$115,345	$114,861	$108,886	$83,581

Ratio of expenses to average net assets	1.27	%(4)	1.29%	1.33%	1.34%	1.33%	1.35%

Ratio of net investment income (loss)
to average net assets	(0.84	)%(4)	(0.93)%	(0.40)%	(0.48)%	(0.39)%	0.33%

Portfolio turnover rate	42.4	%(3)	106.6%	95.4%	89.4%	71.6%	74.7%

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book to tax differences.
(2)	Less than one cent per share.
(3)	Not Annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2021 (Unaudited)

1. Organization

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on January 14, 2000.  The Trust currently offers one series of shares to investors, the Iman Fund (the “Fund”), a diversified series of the Trust.  Allied Asset Advisors, Inc. (the “Adviser”), a Delaware corporation, serves as investment adviser to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series.  The Trust currently offers one class of shares of the Fund.

The investment objective of the Fund is to seek growth of capital while adhering to Islamic principles. To achieve its investment objective, the Fund seeks investments that meet Islamic principles whose prices the Fund’s Adviser anticipates will increase over the long term. Under normal circumstances, the Fund invests its net assets in domestic and foreign securities chosen by the Adviser in accordance with Islamic principles. Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations.  Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles.

The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates:  In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation:  Investment securities are carried at fair value determined using the following valuation methods:

•	Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

•
Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.  The Fund did not hold any such securities during the period ended November 30, 2021.

•
Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under direction of the Board of Trustees.  The Fund did not hold any such securities during the period ended November 30, 2021.

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Summary of Fair Value Exposure at November 30, 2021

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities the Fund has the ability to access.

Level 2 -
Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2021 (Unaudited)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$172,550,615	$—	$—	$172,550,615
Total*	$172,550,615	$—	$—	$172,550,615

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

The Fund did not hold any investments during the period ended November 30, 2021 with significant unobservable inputs which would be classified as Level 3. The Fund did not hold any derivative instruments during the reporting period.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  The Fund does not invest in securities of U.S. or foreign governments.

Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and the Fund intends to distribute all of its taxable income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.

As of and during the year ended May 31, 2021, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as other expenses in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The statute of limitations on the Fund’s tax returns remains open for the years ended May 31, 2018 through May 31, 2021.

As of May 31, 2021, the tax cost of investments and the components of distributable earnings on a tax basis were as follows:

Cost of investments	$132,140,467
Gross tax unrealized appreciation	$28,259,529
Gross tax unrealized depreciation	(6,773,916)
Net tax unrealized appreciation	21,485,613
Undistributed ordinary income	10,093,075
Undistributed long-term capital gains	17,473,213
Other accumulated gains	33
Total distributable earnings	$49,051,934

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses relating to wash sale transactions.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2021 (Unaudited)

Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2021, the Fund did not defer any such losses.

Distributions to Shareholders:  The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities.  These income and gains distributions will generally be paid once each year, on or before December 31.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid were as follows:

	Six Months Ended	Year Ended
	November 30, 2021	May 31, 2021
Ordinary income	$—	$—
Long-term capital gains	$—	$3,957,425

Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts to reflect the tax character of permanent book to tax differences related to the components of the Fund’s net assets.  These reclassifications have no impact on the net assets or net asset value of the Fund.

Other:  Investment transactions and shareholder transactions are accounted for on the trade date.  Net realized gains and losses on securities are computed on the basis of specific security lot identification.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Subsequent Events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

COVID-19: The global outbreak of coronavirus disease 2019 (“COVID-19”) has disrupted global economic markets and adversely affected individual companies and investment products. The prolonged economic impact of COVID-19 is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

3. Investment Advisory and Other Agreements

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers and a Trustee of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s daily average net assets.

For the six months ended November 30, 2021, the Fund had advisory expenses of $838,476 and as of November 30, 2021, the Fund had $146,651 payable to the Adviser.

The Trust has a distribution agreement and a servicing agreement with Quasar Distributors, LLC (the “Distributor”), a subsidiary of Foreside Financial Group, LLC.  Fees for such distribution services are paid to the Distributor by the Adviser.

4. Capital Share Transactions

Capital share transactions of the Fund for the period ended November 30, 2021, were as follows:

	Amount	Shares
Shares sold	$8,376,120	498,270
Shares reinvested	—	—
Shares redeemed	(5,136,866)	(303,439)
Net Increase	$3,239,254	194,831

Shares Outstanding
Beginning of period		9,828,786
End of period		10,023,617

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2021 (Unaudited)

Capital share transactions of the Fund for the six months ended November 30, 2021, were as follows:

	Amount	Shares
Shares sold	$13,841,750	930,477
Shares reinvested	3,927,732	250,174
Shares redeemed	(18,149,187)	(1,266,433)
Net Increase	$(379,705)	(85,782)

Shares Outstanding
Beginning of period		9,914,568
End of period		9,828,786

5. Securities Transactions

During the six months ended November 30, 2021, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $71,828,680 and $70,102,526, respectively. There were no purchases or sales of U.S. government securities for the Fund.

6. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 (“1940 Act”). As of November 30, 2021, the North American Islamic Trust (“NAIT”) held 44.66% of the Fund. NAIT is the parent company of the Adviser.

IMAN FUND
SUPPLEMENTAL INFORMATION (Unaudited)

Information pertaining to the Trustees and Officers of the Fund is set forth below. Each trustee will serve until the termination of the Trust or his earlier death, resignation, retirement, incapacity or removal. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request by calling (877) 417-6161 or writing to Iman Fund, c/o Allied Asset Advisors, Inc. 715 Enterprise Drive, Suite 100, Oak Brook, IL 60523.

Other
	Position/Term			Directorships
	of Office and			Held by Trustee
Name, Year of	Length of Time	Principal Occupations	No. of Funds	During the Past
Birth and Address	Served Complex	During the Past Five Years	in Overseen	Five Years
Independent Trustees
Abdalla Idris Ali	Independent Trustee,	2017 to present – Senior Community and	1	None
Year of birth: 1949	indefinite term,	Religious Advisor of “ISNA Canada”
715 Enterprise Drive	since 2000	2011 to 2017 – Secretary General
Oak Brook, IL 60523		of “ISNA Canada.”
Mohammed Kaiseruddin	Independent Trustee,	Retired. 1973 to 2017 –	1	None
Year of birth: 1944	indefinite term,	Nuclear Engineer,
715 Enterprise Drive	since 2000;	Sargent & Lundy.
Oak Brook, IL 60523	Chairperson since 2006
Muhammad M. Kudaimi	Independent Trustee,	1988 to present –	1	None
Year of birth: 1956	indefinite term,	Medical Doctor.
715 Enterprise Drive	since 2009
Oak Brook, IL 60523
Interested Trustee
Bassam Osman(1)(2)	Trustee,	1980 to present – Medical Doctor;	1	None
Year of birth: 1950	indefinite term,	2000 to present – Portfolio
715 Enterprise Drive	since 2000	Manager to the Fund.
Oak Brook, IL 60523
Officers
Bassam Osman(1)(2)	President	(See Above.)	1	N/A
Year of birth: 1950	since 2000
715 Enterprise Drive
Oak Brook, IL 60523
Mohammad Basheeruddin	Treasurer	2001 to present –	1	N/A
Year of birth: 1950	since 2003	Accounting Manager, North
715 Enterprise Drive		American Islamic Trust (NAIT).
Oak Brook, IL 60523
Azam Nizamuddin	Chief Compliance	General Counsel and Deputy	1	N/A
Year of birth: 1967	Officer	Executive Director of NAIT
715 Enterprise Drive	since 2015	since April, 2015; 1998 to 2015 –
Oak Brook, IL 60523		Attorney in Private Practice.
Salah Obeidallah(2)	Secretary	Executive Director of NAIT	1	N/A
Year of birth: 1956	since 2015	since March, 2015;
715 Enterprise Drive		President of Allied Asset
Oak Brook, IL 60523		Advisors since June, 2015;

(1)	This Trustee is deemed to be an “interested person” of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act because of his affiliation with the Adviser.
(2)	Dr. Osman serves on the Board of Trustees of NAIT, which is an affiliate of the Fund.

IMAN FUND
ADDITIONAL INFORMATION
November 30, 2021 (Unaudited)

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com.  Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

Proxy Voting Record (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule (Unaudited)

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT will be available on the EDGAR database on the SEC’s website at www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PRIVACY POLICY

In the course of servicing your account, we collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, parties to transactions, cost basis information, and other financial information.

•	Information collected from our website (including from the use of “cookies”).

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with industry standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your financial intermediary shares nonpublic personal information with nonaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Allied Asset Advisors, Inc.
Oak Brook, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
Chicago, Illinois

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bank Global Fund Services
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

LEGAL COUNSEL
Latham & Watkins LLP
Chicago, Illinois

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.  Quasar Distributors, LLC is the Distributor for the Fund.

Investment Advisor
AAA
Allied Asset Advisors, Inc.
715 Enterprise Drive
Oak Brook, IL 60523
(630) 789-0453
1-877-417-6161
www.investaaa.com

(b)  Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allied Asset Advisors Funds

By      /s/ Bassam Osman
Bassam Osman, President

Date   February 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ Bassam Osman
Bassam Osman, President

Date   February 3, 2022

By      /s/ Mohammed Basheeruddin
Mohammed Basheeruddin, Treasurer

Date   February 3, 2022